Supplemental information on oil and gas producing activities (unaudited) (Tables)	12 Months Ended
Dec. 31, 2023
Supplemental information on oil and gas producing activities (unaudited)
Schedule of capitalized costs relating to oil and gas exploration and production activities

	2023	2022	2021
Natural and environmental properties	96,856,236	90,284,366	79,385,151
Wells, equipment, and facilities – property, plant, and equipment	35,897,318	33,568,835	31,730,001
Exploration and production projects	17,372,792	16,451,284	11,474,682
Accumulated depreciation, depletion, and amortization	(84,413,729)	(79,744,788)	(70,739,885)
Net capitalized cost	65,712,617	60,559,697	51,849,949

Schedule of costs incurred in oil and gas exploration and developed activities

	2023	2022	2021
Acquisition of proved properties (1)	37,419	141,928	—
Acquisition of unproved properties (2)	—	339,394	—
Exploration costs	2,911,974	3,322,055	1,793,549
Development costs	19,976,218	16,266,222	11,264,075
	22,925,611	20,069,599	13,057,624
(1)	For 2023 and 2022, it corresponds to 49% of participation contract in Barnett, acquired by Ecopetrol Permian.
(2)

During 2022, Ecopetrol Óleo e Gás do Brasil Ltda have acquired and capitalized seven offshore blocks in the Santos Basin. The blocks are operated by Shell, which holds a 70% of participation in the assets, with a 30% of participation held by Ecopetrol Brasil.

Schedule of results of operations for oil and gas exploration and production activities

	2023	2022	2021
Net revenues
Sales	66,258,193	71,223,307	50,631,272
Transfers	15,256,723	19,797,158	12,617,680
	81,514,916	91,020,465	63,248,952
Production costs (1)	20,544,682	22,152,495	12,554,338
Depreciation, depletion, and amortization (2)	8,531,483	7,138,902	6,623,891
Other production costs (3)	22,751,720	20,741,550	21,156,904
Exploration expenses (4)	2,088,922	1,512,385	960,247
Other expenses (5)	7,508,085	5,399,726	3,090,128
	61,424,892	56,945,058	44,385,508
Income before income tax expense	20,090,024	34,075,407	18,863,444
Income tax expense	(9,250,450)	(13,026,271)	(5,652,743)
Results of operations for exploration and production activities	10,839,574	21,049,136	13,210,701
(1)

Production costs are lifting costs incurred to operate and maintain productive wells and related equipment and facilities including costs such as operating labor, materials, supplies, and fuel consumed in operations and the costs of operating natural gas liquids plants. In addition, they include expenses related to the asset retirement obligations that were recognized during 2023, 2022 and 2021 of $477,511, $333,683, and $292,329, respectively.

(2)

In accordance with IAS 37, the expense related to asset retirement obligations that were recognized during 2023, 2022 and 2021 in depreciation, depletion, and amortization, were $438,675, $768,466, and $887,725, respectively.

(3)	Includes transportation costs and naphtha that are not part of the Ecopetrol Business Group’s lifting cost.
(4)	Exploration expenses include the costs of geological and geophysical activities, as well as the non–productive exploratory wells.
(5)	Corresponds to administration, marketing expenses, and impairment.

Schedule of information relates to the net proven reserves owned by the Ecopetrol Business Group

	2023			2022			2021
	Oil	Gas	Total	Oil	Gas	Total	Oil	Gas	Total
	(Mbls)	(Gpc)	(Mbe)	(Mbls)	(Gpc)	(Mbe)	(Mbls)	(Gpc)	(Mbe)
Proved reserves:
Opening balance	1,515	2,828	2,011	1,449	3,151	2,002	1,257	2,921	1,770
Revisions of previous estimates (1)	38	(165)	9	81	(104)	63	240	431	315
Improved recovery	91	9	93	77	21	81	120	107	139
Purchases	—	—	—	39	50	48	—	—	—
Extensions and discoveries	17	—	17	52	33	57	12	—	12
Sales	—	—	—	—	—	—	(3)	(4)	(3)
Production	(190)	(326)	(247)	(183)	(323)	(240)	(177)	(304)	(231)
Closing balance	1,471	2,346	1,883	1,515	2,828	2,011	1,449	3,151	2,002
Proved developed reserves:
Opening balance	995	2,174	1,376	921	2,561	1,370	834	2,636	1,297
Closing balance	1,083	2,007	1,435	995	2,174	1,376	921	2,561	1,370
Proved undeveloped reserves:
Opening balance	520	654	635	528	590	632	423	285	473
Closing balance	388	339	448	520	654	635	528	590	632

Some values were rounded for presentation purposes.

Mbls = Million barrels

Gpc: Giga cubic feet

Mbe = Million barrels of oil equivalent

(1)

Represents changes in previous proved reserves, upward or downward, resulting from new information (except for an increase in a proved area), usually obtained from development drilling and production history or result from changes in economic factors.

Schedule of standardized measure of discounted future net cash flows relating to proved oil and gas quantities and changes therein

	2023	2022	2021
Future cash inflows	425,761,732	685,716,359	401,980,640
Future costs
Production (1)	(158,870,388)	(182,522,131)	(129,109,036)
Development	(40,675,517)	(58,332,264)	(38,451,863)
Income taxes	(80,373,445)	(201,912,509)	(69,053,224)
Future net cash flow	145,842,382	242,949,455	165,366,517
10% discount factor	(49,557,596)	(86,340,334)	(57,009,654)
Standardized measure of discounted net cash flows	96,284,786	156,609,121	108,356,863
(1)

Production future costs include the estimated costs related to assets retirement obligations in the amount of $22,615,261; $23,234,408; and $17,364,520, as of December 31, 2023, 2022, and 2021, respectively.

Schedule of principal sources of change in the standardized measure of discounted net cash flows

	2023	2022	2021
Net change in sales and transfer prices and in production cost (lifting) related to future production	(123,240,049)	158,798,134	110,224,660
Changes in estimated future development costs	(10,624,343)	(52,166,780)	(22,011,659)
Sales and transfer of oil and gas produced net of production costs	(60,970,234)	(68,867,970)	(50,694,613)
Net change due to extensions, discoveries, and improved recovery	6,173,144	9,993,781	6,741,068
Net change due to purchase and sales of minerals in place	—	1,767,856	(13,419)
Net change due to revisions in quantity estimates	967,150	10,807,453	32,923,680
Previously estimated development costs incurred during the period	34,815,000	69,458,458	32,941,335
Accretion of discount	28,676,517	15,360,418	10,468,951
Timing and other	(13,215,214)	(11,990,359)	(16,636,925)
Net change in income taxes	77,093,694	(84,908,732)	(36,016,420)
Aggregate change in the standardized measure of discounted future net cash flows for the year	(60,324,335)	48,252,259	67,926,658